SHAREHOLDERS' EQUITY (FY) (Tables)	12 Months Ended
Dec. 31, 2018
SHAREHOLDERS' EQUITY [Abstract]
Composition of Share Capital
a.	Composition of share capital:

	December 31,
	2018		2017
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary share of NIS 0.01 par value	100,000,000	24,930,736	22,007,000	549,990
Ordinary B share of NIS 0.01 par value	—	—	140,000	139,908
Ordinary C share of NIS 0.01 par value	—	—	1,130,000	—
	100,000,000	24,930,736	23,277,000	689,898

	December 31,
	2018		2017
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Series Preferred A share of NIS 0.01 par value	—	—	600,000	600,000
Series Preferred B share of NIS 0.01 par value	—	—	1,454,000	1,453,846
Series Preferred C share of NIS 0.01 par value	—	—	2,828,000	2,827,430
Series Preferred D share of NIS 0.01 par value	—	—	3,405,000	3,404,314
Series Preferred E1 share of NIS 0.01 par value	—	—	572,000	571,478
Series Preferred E2 share of NIS 0.01 par value	—	—	1,024,000	1,023,312
Series Preferred F1 share of NIS 0.01 par value	—	—	4,275,000	4,274,363
Series Preferred F2 share of NIS 0.01 par value	—	—	2,565,000	—
	—	—	16,723,000	14,154,743